EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator for basic and diluted net earnings (loss) per share:
Net income (loss)	$ (21,590)	$ (166)	$ 7,811
Weighted average shares outstanding, net of treasury shares:
Denominator for basic net earnings (loss) per share	42,871,770	44,943,168	45,919,835
Effect of dilutive securities:
Employee share options and RSUs	0	0	1,583,256
Denominator for diluted net earnings (loss) per share	42,871,770	44,943,168	47,503,091
Basic net earnings (loss) per share	$ (0.5)	$ 0	$ 0.17
Diluted net earnings (loss) per share	$ (0.5)	$ 0	$ 0.16